DERIVATIVES AND HEDGING INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING INSTRUMENTS

NOTE 9 －DERIVATIVES AND HEDGING INSTRUMENTS

The Company enters into foreign currency derivative contracts to economically hedge the exposure to foreign currency fluctuations associated with the forecasted sale and purchase of inventories, the foreign exchange risk associated with certain receivables denominated in foreign currencies and certain future commitments for foreign expenditures.

Contracts to buy or sell a non-financial item that can be settled net in cash are accounted for as financial instruments, with the exception of those contracts that were entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with the Company’s expected purchase, sale or usage requirements.

Certain derivative contracts qualify and are designated either: as a fair value hedge of the change in fair value of a recognised asset or liability or an unrecognised firm commitment; or as a cash flow hedge for the change in cash flows to be received or paid relating to a recognised asset or liability or a highly probable forecast transaction; or as a net investment hedge of the change in foreign exchange rates associated with net investments in foreign operations with a different functional currency than the Company’s functional currency.

A change in the fair value of a hedging instrument designated as a fair value hedge is recognised in income, together with the consequential adjustment to the carrying amount of the hedged item. The effective portion of a change in fair value of a derivative contract designated as a cash flow hedge is recognised in other comprehensive income until the hedged transaction occurs; any ineffective portion is recognised in income. Where the hedged item is a non-financial asset or liability, the amount in accumulated other comprehensive income is transferred to the initial carrying amount of the asset or liability (reclassified to the balance sheet); a net investment hedge is accounted for similarly to a cash flow hedge. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognised in other comprehensive income while any gains or losses relating to the ineffective portion are recognised in the consolidated statement of operations and comprehensive income. On disposal of the foreign operation, the cumulative value of any such gains or losses recorded in other comprehensive income is reclassified to the consolidated and combined statement of operations and comprehensive income.

The effective portion of a change due to retranslation at month-end exchange rates in the carrying amount of debt and the principal amount of derivative contracts used to hedge net investments in foreign operations is recognised in other comprehensive income until the related investment is sold or liquidated; any ineffective portion is recognized in income.

All relationships between hedging instruments and hedged items are documented, as well as risk management objectives and strategies for undertaking hedge transactions. The effectiveness of hedges is also continually assessed and hedge accounting is discontinued when there is a change in the risk management strategy.

All the foreign currency derivative contracts are not designated as hedging instruments and the changes in fair value are taken to change in fair value of derivatives and hedging instruments in the unaudited condensed consolidated and combined statements of operations and comprehensive income.

Derivatives that are held primarily for the purpose of trading are presented as current in the consolidated balance sheet.

The foreign currency forward contracts are recorded at fair value of nil and $753,243 in the unaudited condensed consolidated and combined balance sheet as of December 31, 2024 and June 30, 2025, respectively. The Company recognized the change in fair value of derivatives and hedging instruments of $(1,064,841) and $(753,243) during the six months ended June 30, 2024 and 2025, respectively.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)